(LOSS)/EARNINGS PER SHARE AND STOCK REPURCHASES	6 Months Ended
Dec. 04, 2012
(LOSS)/EARNINGS PER SHARE AND STOCK REPURCHASES [Abstract]
(LOSS)/EARNINGS PER SHARE AND STOCK REPURCHASES
NOTE B – (LOSS)/EARNINGS PER SHARE AND STOCK REPURCHASES

Basic (loss)/earnings per share is computed by dividing net (loss)/income by the weighted average number of common shares outstanding during each period presented. Diluted (loss)/earnings per share gives effect to stock options and restricted stock outstanding during the applicable periods, if dilutive. The following table reflects the calculation of weighted-average common and dilutive potential common shares outstanding as presented in the accompanying Condensed Consolidated Statements of Operations and Comprehensive (Loss)/Income (in thousands, except per-share data):

	Thirteen weeks ended		Twenty-six weeks ended
	December 4, 2012	November 29, 2011	December 4, 2012	November 29, 2011
Net (loss)/income	$(15,068)	$(2,001)	$(12,469)	$1,092

Weighted-average common
shares outstanding	62,005	62,598	62,409	63,177
Dilutive effect of stock
options and restricted stock	–	–	–	552
Weighted average common
and dilutive potential
common shares outstanding	62,005	62,598	62,409	63,729
Basic (loss)/earnings per share	$(0.24)	$(0.03)	$(0.20)	$0.02
Diluted (loss)/earnings per share	$(0.24)	$(0.03)	$(0.20)	$0.02

Stock options with an exercise price greater than the average market price of our common stock and certain options with unrecognized compensation expense do not impact the computation of diluted (loss)/earnings per share because the effect would be anti-dilutive. The following table summarizes stock options and restricted shares that did not impact the computation of diluted (loss)/earnings per share because their inclusion would have had an anti-dilutive effect (in thousands):

	Thirteen weeks ended				Twenty-six weeks ended
	December 4, 2012		November 29, 2011		December 4, 2012		November 29, 2011
Stock options	3,371	*	3,404	*	3,002	*	2,074
Restricted shares	1,647	*	1,143	*	1,376	*	899
Total	5,018		4,547		4,378		2,973
* Due to a net loss for the 13 weeks ended December 4, 2012 and November 29, 2011 as well as for the 26 weeks ended December 4, 2012, all then outstanding share-based awards were excluded from the computation of diluted loss per share.

During the first 26 weeks of fiscal 2013, we repurchased 2.8 million shares of our common stock at a cost of $20.0 million. As of December 4, 2012, the total number of remaining shares authorized by our Board of Directors to be repurchased was 3.1 million. All shares repurchased during the 26 week period were cancelled as of December 4, 2012.